Employee benefits - Summary of provision (Detail) - AUD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of defined benefit plans [abstract]
Employee benefits	$ 229	$ 191
Long service leave	55
Provisions for employee benefits	$ 284	$ 191